Notes Payable and Trade Payable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
NOTES AND TRADE PAYABLES	NOTES AND TRADE PAYABLES

	As of December 31,
	2024	2023
Notes payables	$80	$182
Trade payables	29,271	37,935
	$29,351	$38,117
The average term of payment is two to four months. The Company had financial risk management policies in place to ensure that all payables are paid within the pre-agreed terms.